Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Institutional Class | State Farm S & P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM S&P 500 INDEX FUND (SFXIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The S&P 500 Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:
  market value
  industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)
  trading activity, to ensure ample liquidity and efficient share pricing fundamental analysis, to ensure that companies in the S&P 500 Index are stable
The S&P 500 Index Fund pursues its investment objective by:
  investing in substantially all of the securities that make up the S&P 500 Index investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index
Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

		BlackRock Fund Advisors (“BFA”), the sub-adviser to the Fund, may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.
  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIMC” or the “Manager”) or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.
  Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.
		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 15.78%, during the second quarter of 2009. Worst quarter: -22.04%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Institutional Class | State Farm S & P 500 Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
After 1 year	rr_ExpenseExampleYear01	$ 40
After 3 years	rr_ExpenseExampleYear03	125
After 5 years	rr_ExpenseExampleYear05	219
After 10 years	rr_ExpenseExampleYear10	$ 493
2008	rr_AnnualReturn2008	(37.39%)
2009	rr_AnnualReturn2009	26.15%
2010	rr_AnnualReturn2010	14.66%
2011	rr_AnnualReturn2011	1.61%
2012	rr_AnnualReturn2012	15.37%
2013	rr_AnnualReturn2013	31.73%
2014	rr_AnnualReturn2014	13.10%
2015	rr_AnnualReturn2015	0.90%
2016	rr_AnnualReturn2016	11.45%
2017	rr_AnnualReturn2017	21.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
1-Year	rr_AverageAnnualReturnYear01	21.34%
5-Year	rr_AverageAnnualReturnYear05	15.25%
10-Year	rr_AverageAnnualReturnYear10	8.00%
Institutional Class | State Farm S & P 500 Index Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	20.62%
5-Year	rr_AverageAnnualReturnYear05	14.73%
10-Year	rr_AverageAnnualReturnYear10	7.64%
Institutional Class | State Farm S & P 500 Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	12.67%
5-Year	rr_AverageAnnualReturnYear05	12.23%
10-Year	rr_AverageAnnualReturnYear10	6.48%
Institutional Class | State Farm S & P 500 Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	21.83%
5-Year	rr_AverageAnnualReturnYear05	15.79%
10-Year	rr_AverageAnnualReturnYear10	8.50%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.